S000016733 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended		120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%	14.76%	[1]	14.82%
Performance Inception Date			Sep. 29, 2017
Russell 2500™ Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.73%	10.02%	8.15%	[1]	9.72%
Performance Inception Date			Sep. 29, 2017
Russell 2000® Value Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	12.59%	8.88%	6.96%	[1]	9.27%
Performance Inception Date			Sep. 29, 2017
CLASS N SHARES
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	8.59%		[1]	10.80%
CLASS N SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	2.69%	7.15%		[1]	9.17%
CLASS N SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.05%	6.62%		[1]	8.46%
CLASS I SHARES
Prospectus [Line Items]
Average Annual Return, Percent	4.21%	8.86%		[1]	11.10%
CLASS Z Shares
Prospectus [Line Items]
Average Annual Return, Percent	4.36%	8.93%	8.66%	[1]
Performance Inception Date			Sep. 29, 2017

[1]	Class Z and Index performance shown reflects performance since the inception date of the Fund's Class Z shares on September 29, 2017.